RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of future maturities	The future maturities are as follows:
2020	$9,000
2021	68,000
$77,000
The future maturities are as follows:
2020	$12,000
2021	68,000
$80,000